Receivables	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Receivables [Text Block]

16Receivables

Accounting policies

Receivables are held by the company to collect the related cash flows. These receivables are measured at fair value and subsequently measured at amortized cost minus any impairment losses.

Receivables are derecognized when the company has transferred substantially all risks and rewards, which includes transactions in which the company enters into factoring transactions, or if the company does not retain control over the receivables.

Accounting estimates

Receivables are subject to impairment assessment, which involves estimating expected credit losses. Refer to Other financial assets for accounting policies on impairment of financial assets.

Non-current receivables

Non-current receivables are associated mainly with customer financing in the Diagnosis & Treatment businesses amounting to EUR 70 million (2021: EUR 44 million), for Signify indemnification amounting to EUR 26 million (2021: EUR 46 million), an income tax receivable amounting to EUR 126 million (which includes an interest receivable of EUR 10 million) for which Philips expects to get a refund (2021: EUR 78 million) and insurance receivables in Other in the US amounting to EUR 30 million (2021: EUR 37 million).

Current receivables

Current receivables of EUR 4,115 million (2021: EUR 3,787 million) as of December 31, 2022 included trade accounts receivable (net of allowance) of EUR 3,832 million (2021: EUR 3,559 million), accounts receivable other of EUR 228 million (2021: EUR 188 million) and accounts receivable from investments in associates of EUR 55 million (2021: EUR 40 million).

The trade accounts receivable, net, per segment are as follows:

Philips Group

Trade accounts receivable, net

in millions of EUR

	2021	2022
Diagnosis & Treatment	1,759	2,013
Connected Care	980	1,114
Personal Health	575	479
Other	245	226
Trade accounts receivable, net	3,559	3,832

The aging analysis of trade accounts receivable, net, representing current and overdue but not fully impaired receivables, is as follows:

Philips Group

Aging analysis

in millions of EUR

	2021	2022
Current	3,075	3,280
Overdue 1-30 days	160	169
Overdue 31-180 days	245	282
Overdue more than 180 days	79	101
Trade accounts receivable, net	3,559	3,832

The changes in the allowance for doubtful accounts receivable are as follows:

Philips Group

Allowance for accounts receivable

in millions of EUR

	2021	2022
Balance as of January 1	195	190
Additions charged to expense	4	66
Deductions from allowance1)	(17)	(51)
Transfer to assets held for sale	(8)
Other movements	16	21
Balance as of December 31	190	226
1)Write-offs for which an allowance was previously provided.

The allowance for doubtful accounts receivable has been primarily established for receivables that are past due.

Included in the above balances as of December 31, 2022 are allowances for individually impaired receivables of EUR 222 million (2021: EUR 188 million) .